Long-Term borrowings - Undiscounted lease liabilities (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Borrowings
Undiscounted lease liabilities	$ 4,929	$ 34,506
No later than one year
Borrowings
Undiscounted lease liabilities	$ 4,929	$ 34,506